Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Non-recurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impairment of long-lived assets to be held and used	$ 83,169	$ 10,619	$ 1,865
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of long-lived assets to be held and used, Relevant asset group	13,066
Impairment of long-lived assets to be held and used	$ 73,220
Significant Unobservable Inputs (Level 3) [Member] | DCF [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Probability of contract extension	80.00%
Risk free interest rate	1.60%
Significant Unobservable Inputs (Level 3) [Member] | Maximum [Member] | DCF [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Probability of new contract execution	90.00%
Expected annual revenue range	$ 3,590
Significant Unobservable Inputs (Level 3) [Member] | Minimum [Member] | DCF [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Probability of new contract execution	20.00%
Expected annual revenue range	$ 3,080
Significant Unobservable Inputs (Level 3) [Member] | Customer Relationships [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impairment of long-lived assets to be held and used	72,290
Significant Unobservable Inputs (Level 3) [Member] | Property and Equipment [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impairment of long-lived assets to be held and used	930
Impairment of long-lived assets to be disposed of	$ 9,949